Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Alpha Tau Medical Ltd.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	69,670,612
Amendment Flag	false
Entity Central Index Key	0001871321
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41316
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Kiryat HaMada St. 5
Entity Address, City or Town	Jerusalem
Entity Address, Postal Zip Code	9777605
Entity Address, Country	IL
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	Kiryat HaMada St. 5
Entity Address, City or Town	Jerusalem
Entity Address, Postal Zip Code	9777605
Entity Address, Country	IL
Contact Personnel Name	Uzi Sofer
City Area Code	+972
Local Phone Number	(3) 577-4115
Ordinary shares, no par value
Document Information Line Items
Trading Symbol	DRTS
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares
Document Information Line Items
Trading Symbol	DRTSW
Title of 12(b) Security	Warrants to purchase ordinary shares
Security Exchange Name	NASDAQ